Shareholder Report, Holdings (Details) - C000142990	Dec. 31, 2025
Ducommun, Inc.None_264147109
Holdings [Line Items]
Percent of Total Investments	2.35%
iRadimed Corp.None_46266A109
Holdings [Line Items]
Percent of Total Investments	1.66%
Vishay Precision Group, Inc.None_92835K103
Holdings [Line Items]
Percent of Total Investments	1.49%
Thermon Group Holdings, Inc.None_88362T103
Holdings [Line Items]
Percent of Total Investments	1.40%
Customers Bancorp, Inc.None_23204G100
Holdings [Line Items]
Percent of Total Investments	1.31%
ADTRAN Holdings, Inc.None_00486H105
Holdings [Line Items]
Percent of Total Investments	1.25%
Select Water Solutions, Inc.NoneA_81617J301
Holdings [Line Items]
Percent of Total Investments	1.20%
Core Molding Technologies, Inc.None_218683100
Holdings [Line Items]
Percent of Total Investments	1.20%
Mesa Laboratories, Inc.None_59064R109
Holdings [Line Items]
Percent of Total Investments	1.11%
Graham Corp.None_384556106
Holdings [Line Items]
Percent of Total Investments	1.06%
Industrials
Holdings [Line Items]
Percent of Total Investments	25.50%
Health Care
Holdings [Line Items]
Percent of Total Investments	22.30%
Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
Technology
Holdings [Line Items]
Percent of Total Investments	14.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
Energy
Holdings [Line Items]
Percent of Total Investments	4.40%
Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.70%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.40%
Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Common Stock
Holdings [Line Items]
Percent of Total Investments	98.40%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	1.60%